Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Investor Class
Trading Symbol	PVCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	1.25%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 270,067,407
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$270,067,407
Number of Holdings	22
Portfolio Turnover	25%

Holdings [Text Block]

Industry	(% of net assets)
Computer Systems Design and Related Services	2.3%
Fruit and Vegetable Canning, Pickling, and Drying	2.2%
Temporary Help Services	1.6%
Electric Power Generation	1.4%
Animal Slaughtering and Processing	1.3%
Natural Gas Distribution	1.3%
Clothing and Clothing Accessories Retailers	1.0%
Lessors of Nonresidential Buildings (except Miniwarehouses)	1.0%
Management Consulting Services	0.7%
Cash & Other	87.2%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	74.9%
First American Treasury Obligations Fund	6.6%
Sprott Physical Silver Trust	2.9%
Amdocs Ltd.	2.3%
Lassonde Industries, Inc.	2.2%
Sprott Physical Gold Trust	1.9%
Avista Corp.	1.4%
WH Group Ltd.	1.3%
Northwest Natural Holding Co.	1.3%
TrueBlue, Inc.	1.2%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund
Institutional Class
Shareholder Report [Line Items]
Fund Name	Palm Valley Capital Fund
Class Name	Institutional Class
Trading Symbol	PVCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palm Valley Capital Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmvalleycapital.com/mutual-fund. You can also request this information by contacting us at 1-888-224-7256 (PALM).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-224-7256 (PALM)
Additional Information Website	https://www.palmvalleycapital.com/mutual-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.palmvalleycapital.com/mutual-fund for more recent performance information.
Net Assets	$ 270,067,407
Holdings Count | $ / shares	22
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$270,067,407
Number of Holdings	22
Portfolio Turnover	25%

Holdings [Text Block]

Industry	(% of net assets)
Computer Systems Design and Related Services	2.3%
Fruit and Vegetable Canning, Pickling, and Drying	2.2%
Temporary Help Services	1.6%
Electric Power Generation	1.4%
Animal Slaughtering and Processing	1.3%
Natural Gas Distribution	1.3%
Clothing and Clothing Accessories Retailers	1.0%
Lessors of Nonresidential Buildings (except Miniwarehouses)	1.0%
Management Consulting Services	0.7%
Cash & Other	87.2%

Top 10 Issuers	(% of net assets)
United States Treasury Bill	74.9%
First American Treasury Obligations Fund	6.6%
Sprott Physical Silver Trust	2.9%
Amdocs Ltd.	2.3%
Lassonde Industries, Inc.	2.2%
Sprott Physical Gold Trust	1.9%
Avista Corp.	1.4%
WH Group Ltd.	1.3%
Northwest Natural Holding Co.	1.3%
TrueBlue, Inc.	1.2%

Updated Prospectus Web Address	https://www.palmvalleycapital.com/mutual-fund